Trade and other receivables (Details) - USD ($) $ in Millions		9 Months Ended	12 Months Ended
	Jan. 01, 2025	Sep. 30, 2025	Dec. 31, 2024
Trade and other non-current receivables [abstract]
Accrued revenue and lease incentive		$ 78.5	$ 73.5
Other tax receivables		5.8	5.6
Payment in advance for property, plant and equipment		39.3	24.6
Withholding tax receivables		14.3	14.9
Contingent consideration receivable		2.8	2.4
Trade and other non-current receivables		140.7	121.0	[1]
Trade and other current receivables [abstract]
Net trade receivables		181.7	220.9
Other receivables		45.7	44.4
Prepaid land rent		1.6	0.8
Other prepaid expenses		8.3	14.5
Advance payments		20.2	10.9
Withholding tax receivables		5.6	10.3
VAT receivables		9.6	10.0
Contingent consideration receivable			1.6
Trade and other current receivables		$ 272.7	$ 313.4	[1]
NIGERIA
Trade and other current receivables [abstract]
Withholding tax rate	2.00%		10.00%
Maximum
Trade and other current receivables [abstract]
Non-current receivable due term		20 years
Cost
Trade and other current receivables [abstract]
Net trade receivables		$ 202.7	$ 237.2
Allowance for expected credit losses
Trade and other current receivables [abstract]
Net trade receivables		$ (21.0)	$ (16.3)

[1]	September 30,